Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%	100.00%
Accounts Receivable [Member] | Hunan Wujo Hi-Tech Materials Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.70%
Accounts Receivable [Member] | Hunan Hori New Materials Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.80%	19.30%
Accounts Receivable [Member] | Eternal Electronic Suzhou Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		15.10%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	48.10%	58.30%	43.30%
Raw Materials [Member] | Hefei Lucky Technology Industry Co., LTD. Jiangyin Branch (Member)
Concentration Risk [Line Items]
Concentration Risk, Percentage	6.20%	10.30%	0.10%
Raw Materials [Member] | Petro china Co Ltd North China Chemical Sales Branch [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%	30.30%
Raw Materials [Member] | Weifang Power Supply Company [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.40%	8.30%	8.40%